Share-based compensation - Summary of Employee Stock Options Granted (Details) - Employee Stock Options	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Beginning balance | $ / shares	$ 9.4	$ 16.86
Weighted average exercise price, Granted | $ / shares	1.75	3.45	$ 16.86
Weighted average exercise price, Forfeited | $ / shares	5.88	6.71	17
Weighted average exercise price, Expired | $ / shares	11.88	17
Weighted average exercise price, Ending balance | $ / shares	5.98	$ 9.4	$ 16.86
Weighted average exercise price, Vested and exercisable | $ / shares	$ 10.19
Number of employee stock options, Beginning balance | shares	14,339,052	6,958,312
Number of share options granted | shares	11,111,723	9,651,313	7,002,430
Number of employee stock options, Forfeited | shares	3,615,022	(2,204,399)	(44,118)
Number of employees stock option ,Expired | shares	546,562	(66,174)
Number of employee stock options, Ending balance | shares	21,289,191	14,339,052	6,958,312
Vested and exercisable as of December 31, 2023 | shares	7,637,924